Current and long-term debt - Schedule of dividends declared from issuance of the Convertible Notes (Details) - Convertible Notes Due 2022									1 Months Ended
	Dec. 03, 2021 $ / shares	Sep. 09, 2021 $ / shares	May 21, 2021 $ / shares	Mar. 02, 2021 $ / shares	Nov. 23, 2020 $ / shares	Sep. 09, 2020 $ / shares	Jun. 01, 2020 $ / shares	Mar. 02, 2020 $ / shares	May 31, 2018
Disclosure of detailed information about borrowings [line items]
Dividends per share (in USD per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Convertible conversion rate	0.0271571	0.0269419	0.0267879	0.0266617	0.0264810	0.0262463	0.0260200	0.0258763	0.025